share-based compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
share-based compensation
Employee benefits expense	$ 201	$ 244
Associated operating cash outflows	(79)	(105)
Statement of cash flows adjustment	122	139
TELUS technology solutions
share-based compensation
Employee benefits expense	168	150
Associated operating cash outflows	(53)	(44)
Statement of cash flows adjustment	115	106
Digitally-led customer experiences
share-based compensation
Employee benefits expense	33	94
Associated operating cash outflows	(26)	(61)
Statement of cash flows adjustment	7	33
Restricted share units
share-based compensation
Employee benefits expense	158	185
Associated operating cash outflows	(25)	(35)
Statement of cash flows adjustment	133	150
Restricted share units | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense	151	178
Employee share purchase plan
share-based compensation
Employee benefits expense	45	41
Associated operating cash outflows	(45)	(41)
Share option awards
share-based compensation
Employee benefits expense	(2)	18
Associated operating cash outflows	(9)	(29)
Statement of cash flows adjustment	(11)	(11)
Share option awards | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense	$ (2)	$ 17